Van Eck Funds

SUPPLEMENT DATED JULY 9, 2014 TO THE

PROSPECTUS AND SUMMARY PROSPECTUS OF VAN ECK LONG/SHORT EQUITY FUND

Dated May 1, 2014

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

This Supplement updates certain information contained in the above-dated Prospectus and Summary Prospectus for Van Eck Funds (the “Trust”) regarding the Van Eck Long/Short Equity Fund (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

At a meeting held on June 24-25, 2014, the Board of Trustees of the Trust approved changes to the Fund’s name and investment objective. Effective on or about September 17, 2014, the Fund’s name will change to the “Long/Short Equity Index Fund” and its investment objective will change from “seeking total return” to “seeking to track, before fees and expenses, the performance of the Market Vectors North America Long/Short Equity Index.” Consistent with the change to the Fund’s name, the Board adopted a policy that the Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes) in securities that comprise the Market Vectors North America Long/Short Equity Index (the “Index”). The Index is comprised of long and/or short positions in exchange-traded products that are selected and weighted monthly based upon the application of a regression analysis to the returns of the Proprietary L/S Equity Universe. A description of the Proprietary L/S Equity Universe can be found in the Fund’s May 1, 2014 Prospectus and Summary Prospectus. The change to the Fund’s investment objective will not affect how the Fund is currently being managed.

Please retain this supplement for future reference.

Van Eck Funds

SUPPLEMENT DATED JULY 9, 2014 TO

THE STATEMENT OF ADDITIONAL INFORMATION OF

VAN ECK LONG/SHORT EQUITY FUND

Dated May 1, 2014

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Van Eck Funds (the “Trust”) regarding the Van Eck Long/Short Equity Fund (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

At a meeting held on June 24-25, 2014, the Board of Trustees of the Trust approved changes to the Fund’s name and investment objective. Effective on or about September 17, 2014, the Fund’s name will change to the “Long/Short Equity Index Fund” and its investment objective will change from “seeking total return” to “seeking to track, before fees and expenses, the performance of the Market Vectors North America Long/Short Equity Index.” Consistent with the change to the Fund’s name, the Board adopted a policy that the Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes) in securities that comprise the Market Vectors North America Long/Short Equity Index (the “Index”). The Index is comprised of long and/or short positions in exchange-traded products that are selected and weighted monthly based upon the application of a regression analysis to the returns of the Proprietary L/S Equity Universe. A description of the Proprietary L/S Equity Universe can be found in the Fund’s May 1, 2014 Prospectus and Summary Prospectus. The change to the Fund’s investment objective will not affect how the Fund is currently being managed.

Please retain this supplement for future reference.